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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [ ]; Amendment Number:
                                               ------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Thornmark Asset Management Inc.
Address:  119 Spadina Ave. # 701
          Toronto, Ontario, Canada
          M5V 2L1

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Spagnolo
Title:    Chief Operating Officer
Phone:    416-204-6220

Signature, Place, and Date of Signing:

   /s/ Paul Spagnolo           Toronto, Ontario               05-11-12
------------------------- -------------------------- ---------------------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        ---------------------    --------------------------

     [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ----------

Form 13F Information Table Entry Total:      32
                                         ----------

Form 13F Information Table Value Total:   93,454.53
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.        Form 13F File Number    Name

                28-
     -----         -----------------    -----------------------

     [Repeat as necessary.]

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
30-MAR-12                                                       MARKET                      INVESTMENT   OTHER        VOTING
NAME OF ISSUER                   TITLE OF CLASS    CUSIP    VALUE (X$1000)   SHARES  SH/PN  DISCRETION  MANAGERS  AUTHORITY SOLE
------------------------------   --------------  ---------  --------------  -------  -----  ----------  --------  --------------
Canadian Imperial Bank of Comm              COM  136069101       $7,597.98   99,333     SH        Sole                    99,333
Toronto-Dominion Bank/The                   COM  891160509       $7,198.66   84,740     SH        Sole                    84,740
Suncor Energy Inc                           COM  867224107       $6,283.60  192,159     SH        Sole                   192,159
Apple Inc                                   COM  037833100       $5,718.51    9,538     SH        Sole                     9,538
Cisco Systems Inc                           COM  17275R102       $5,711.77  270,060     SH        Sole                   270,060
Air Products & Chemicals Inc                COM  009158106       $4,801.97   52,309     SH        Sole                    52,309
Mosaic Co/The                               COM  61945A107       $4,312.62   78,000     SH        Sole                    78,000
Tyco International Ltd                      COM  H89128104       $4,123.61   73,400     SH        Sole                    73,400
Bank of Nova Scotia                         COM  064149107       $4,125.55   73,618     SH        Sole                    73,618
HJ Heinz Co                                 COM  423074103       $3,827.70   71,479     SH        Sole                    71,479
General Electric Co                         COM  369604103       $3,533.18  176,043     SH        Sole                   176,043
TELUS Corp                                  COM  87971M103       $2,915.89   51,300     SH        Sole                    51,300
Target Corp                                 COM  87612E106       $2,949.39   50,616     SH        Sole                    50,616
Pfizer Inc                                  COM  717081103       $2,830.63  125,000     SH        Sole                   125,000
Verizon Communications Inc                  COM  92343V104       $2,809.33   73,485     SH        Sole                    73,485
CVS Caremark Corp                           COM  126650100       $2,732.80   61,000     SH        Sole                    61,000
Agilent Technologies Inc                    COM  00846U101       $2,581.58   58,000     SH        Sole                    58,000
Chevron Corp                                COM  166764100       $2,465.83   23,000     SH        Sole                    23,000
Procter & Gamble Co/The                     COM  742718109       $2,379.23   35,400     SH        Sole                    35,400
Union Pacific Corp                          COM  907818108       $2,149.60   20,000     SH        Sole                    20,000
Technology Select Sector SPDR               COM  81369Y803       $2,147.39   71,200     SH        Sole                    71,200
Teva Pharmaceutical Industries              COM  881624209       $1,966.82   43,649     SH        Sole                    43,649
Comcast Corp                               CL A  20030N101       $1,707.57   56,900     SH        Sole                    56,900
Caterpillar Inc                             COM  149123101       $1,351.85   12,691     SH        Sole                    12,691
Teck Resources Ltd                         CL B  878742204       $  862.01   24,173     SH        Sole                    24,173
CGI Group Inc                      CL A SUB VTG  39945C109       $  850.14   38,140     SH        Sole                    38,140
Nationstar Mortgage Holdings I              COM  63861C109       $  840.49   58,530     SH        Sole                    58,530
Canadian Natural Resources Ltd              COM  136385101       $  835.47   25,180     SH        Sole                    25,180
CSX Corp                                    COM  126408103       $  590.70   27,449     SH        Sole                    27,449
FXCM Inc                               COM CL A  302693106       $  519.60   40,000     SH        Sole                    40,000
Gildan Activewear Inc                       COM  375916103       $  440.80   16,000     SH        Sole                    16,000
Westport Innovations Inc                    COM  960908309       $  292.24    7,142     SH        Sole                     7,142